Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollars in thousands)	2017	2016	2015
Current:
Federal	$2,287	939	(87)
State	10	55	(24)
Total current	2,297	994	(111)
Deferred:
Federal	1,412	2,322	1,393
State	693	806	329
Total deferred	2,105	3,128	1,722
Income tax expense	$4,402	4,122	1,611

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollars in thousands)	2017	2016	2015
Expected federal income tax expense	$2,994	3,560	1,553
Items affecting federal income tax:
State income taxes, net of federal income tax deduction	529	622	259
Tax exempt interest	(16)	(16)	(44)
Change in federal tax rate	1,062	0	0
Other, net	(167)	(44)	(157)
Income tax expense	$4,402	4,122	1,611

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollars in thousands)	2017	2016
Deferred tax assets:
Allowances for loan and real estate losses	$2,602	4,186
Deferred compensation costs	166	262
Deferred ESOP loan asset	487	704
Nonaccruing loan interest	221	313
State net operating loss carryforward	824	1,366
Alternative minimum tax credit carryforward	175	118
Net unrealized loss on securities available for sale	372	542
Other	92	147
Total gross deferred tax assets	4,939	7,638

Deferred tax liabilities:
Deferred loan fees	37	100
Premises and equipment basis difference	380	126
Originated mortgage servicing rights	482	636
Federal tax liability on state net operating loss carryforwards	280	676
Other	88	153
Total gross deferred tax liabilities	1,267	1,691
Net deferred tax assets	$3,672	5,947